FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Table Text Block]	These assets are comprised as follows:

	31 December 2018			1 January 2018			31 December 2017
	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m	Total £m	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m	Total £m	Trading assets £m	Other financial assets at fair value through profit or loss £m	Total £m
Loans and advances to customers	26,886	10,964	37,850	29,976	11,434	41,410	29,976	–	29,976
Loans and advances to banks	848	2,178	3,026	1,614	2,582	4,196	1,614	–	1,614
Debt securities:
Government securities	7,192	10,903	18,095	9,833	11,117	20,950	9,833	12,187	22,020
Other public sector securities	–	2,064	2,064	–	1,543	1,543	–	1,527	1,527
Bank and building society certificates of deposit	–	1,105	1,105	–	222	222	–	222	222
Asset-backed securities:
Mortgage-backed securities	10	215	225	189	213	402	189	211	400
Other asset-backed securities	63	286	349	95	233	328	95	926	1,021
Corporate and other debt securities	247	18,063	18,310	523	19,707	20,230	523	19,467	19,990
	7,512	32,636	40,148	10,640	33,035	43,675	10,640	34,540	45,180
Equity shares	–	77,485	77,485	6	86,703	86,709	6	86,084	86,090
Treasury and other bills	–	20	20	–	18	18	–	18	18
Total	35,246	123,283	158,529	42,236	133,772	176,008	42,236	120,642	162,878